MANAGED PORTFOLIO SERIES
(the “Trust”)
Jackson Square Large-Cap Growth Fund

Supplement dated November 1, 2024, to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated February 28, 2024

Effective immediately, Brian Tolles will no longer serve as portfolio manager of the Jackson Square Large-Cap Growth Fund (the “Large-Cap Fund”). All references to Mr. Tolles as a portfolio manager of the Large-Cap Fund are hereby deleted. William Montana continues to serve as portfolio manager of the Large-Cap Fund.

This supplement should be retained with your Summary Prospectus, Prospectus, and SAI for future reference.